LEASES - Schedule of Operating Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Leases [Abstract]
Rent expense	$ 3,345	$ 2,506	$ 6,786	$ 5,149
Variable lease payments	$ (12)	108	$ 131	198
Weighted-average remaining lease term (in years)	7 years 9 months 18 days		7 years 9 months 18 days		8 years 2 months 12 days
Weighted-average discount rate	5.70%		5.70%		5.70%
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	$ 0	$ 2,879	$ 290	$ 45,403